Document And Entity Information	12 Months Ended
Sep. 30, 2018
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Registrant Name	Spectrum Brands Holdings, Inc.
Entity Central Index Key	0000109177
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Trading Symbol	spb
SB/RH [Member]
Entity Registrant Name	SB/RH Holdings, LLC
Entity Central Index Key	0001592706
Entity Filer Category	Non-accelerated Filer